Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ (2)	$ 0	$ (1)
Foreign currency translation adjustments, tax effect	(78)	48	(117)
Reclassification adjustment in net income on currency translation adjustments - tax	30	0	183
Unrealized gains (losses) on available-for-sale securities, tax effect	137	64	(21)
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(42)	(36)	(29)
Unrealized gains (losses) on cash flow hedges, tax effect	286	154	(140)
Reclassification adjustment included in net income on cash flow hedges, tax effect	16	15	8
Net actuarial loss from equity method investees arising during period - tax	0	(32)	0
Reclassification adjustment in net income on actuarial loss from equity method investees - tax effect	7	0	0
Net prior service credit (cost) arising during period - tax	1,695	1,378	699
Amortization of net prior service cost (credit) included in net income, tax effect	$ (480)	$ (361)	$ (282)